Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Office and electronic equipment	18,146	18,655
Leasehold improvement	27,812	28,592
Subtotal	45,958	47,247
Less: Accumulated depreciation	(23,932)	(9,125)
Impairment of fixed assets	(529)	(543)
Property, plant and equipment, net	$21,497	$37,579